COMMITMENTS AND CONTINGENCY	12 Months Ended
Jun. 30, 2020
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY

NOTE 26. COMMITMENTS AND CONTINGENCY

(a)   Contingency

The Labor Contract Law of the PRC requires employers to assure the liability of severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The employers will be liable for one month of severance pay for each year of the service provided by the employees. As of June 30, 2020, the Company estimated its severance payments of approximately ¥3.9 million ($0.6 million) which has not been reflected in its consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.

(b)   Purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of June 30, 2020 are payable as follows:

Twelve months ending June 30,	Minimum purchase commitment
2021	¥2,526,259	$357,335
Thereafter	—	—
Total minimum payments required	¥2,526,259	$357,335

(c) Office Leases Commitment - short term

The Company entered into several non-cancellable operating lease agreements for office spaces and factories. Future payments under such leases were included in lease liabilities as disclosed in Note 14, other than those within under lease agreements within one year which are disclosed as follows as of June 30, 2021:

Twelve months ending June 30,	RMB	U.S. Dollars
2021	¥578,819	$81,873
Total	¥578,819	$81,873